Financial Risks - Schedule of Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Master netting agreements collateral	€ 34	€ 247
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	100,269	182,945
Cash collateral	297	5,272
Securities collateral	14,900	4,221
Letters of credit / guarantees	221	330
Real estate property collateral	24,822	75,412
Master netting agreements collateral	2,174	5,921
Other collateral	3,510	1,872
Total collateral	45,923	93,028
Surplus collateral (or overcollateralization)	16,108	39,630
Net exposure	70,453	129,547
Credit risk [member] | Debt securities - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	53,647	97,195
Letters of credit / guarantees	96	221
Total collateral	96	221
Net exposure	53,551	96,974
Credit risk [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,613	4,910
Securities collateral	312	330
Total collateral	312	330
Surplus collateral (or overcollateralization)	23	21
Net exposure	5,324	4,601
Credit risk [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,441	39,991
Cash collateral	40	2,684
Letters of credit / guarantees	22	32
Real estate property collateral	24,822	75,412
Total collateral	24,883	78,128
Surplus collateral (or overcollateralization)	14,442	38,197
Net exposure	1	60
Credit risk [member] | Private loans - held at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	27	4,883
Cash collateral	11	33
Total collateral	11	33
Net exposure	15	4,850
Credit risk [member] | Other loans - held at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,088	1,949
Other collateral	3,510	1,872
Total collateral	3,510	1,872
Surplus collateral (or overcollateralization)	1,470	1,346
Net exposure	47	1,423
Credit risk [member] | Other financial assets - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,562	4,245
Net exposure	4,562	4,245
Credit risk [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,707	8,780
Cash collateral	246	2,555
Securities collateral	426	107
Master netting agreements collateral	2,174	5,921
Total collateral	2,846	8,583
Surplus collateral (or overcollateralization)	173	66
Net exposure	33	263
Credit risk [member] | Reinsurance assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,184	20,992
Securities collateral	14,162	3,784
Letters of credit / guarantees	103	77
Total collateral	14,265	3,861
Net exposure	€ 6,919	€ 17,131